Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Trading income	£ 3,500	£ 2,803	£ 2,996
Own credit (losses)/gains	0	(35)	430
Net trading income	3,500	2,768	3,426
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Trading income	3,387	2,830	3,000
Own credit (losses)/gains	0	(35)	430
Net trading income	£ 3,387	£ 2,795	£ 3,430